Capital Stock - Restricted Share Unit Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2015 Y	Mar. 01, 2014	Mar. 02, 2013
Number (000’s)
Beginning balance	24,345,000	15,185,000	8,595,000
Granted during the period, Number	9,530,000	21,741,000	11,189,000
Vested during the period, Number	(2,928,000)	(4,977,000)	(2,697,000)
Cancelled during the period, Number	(4,946,000)	(7,604,000)	(1,902,000)
Ending balance	26,001,000	24,345,000	15,185,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested and Expected to Vest, Outstanding Number	25,001,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments other than Options, Weighted Average Grant Date Fair Value [Roll Forward]
Beginning balance, Weighted-Average Grant Date Fair Value	$ 8.15	$ 13.83	$ 31.96
Granted during the period, Weighted Average Grant Date Fair Value	$ 9.72	$ 7.39	$ 7.94
Vested during the period, Weighted-Average Grant Date Fair Value	$ 13.73	$ 17.11	$ 38.96
Cancelled during the period, Weighted-Average Grant Date Fair Value	$ 9.55	$ 11.44	$ 25.46
Ending balance, Weighted-Average Grant Date Fair Value	$ 7.84	$ 8.15	$ 13.83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested and Expected to Vest, Weighted Average Grant Date Fair Value	$ 7.79
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Average Remaining Contractual Life in Years	2.58
Aggregate Intrinsic Value	$ 281
Vested and Expected to Vest, Average Remaining Contractual Life in Years	2.61
Vested and Expected to Vest, Intrinsic Value	$ 270
Restricted Share Unit [Member]
Number (000’s)
Vested during the period, Number	(23,890,603)